Consolidated Statement of Operations (Parenthetical)(INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Related Parties	Mar. 31, 2012 Related Parties	Mar. 31, 2011 Related Parties	Mar. 31, 2013 Network and Transmissions	Mar. 31, 2012 Network and Transmissions	Mar. 31, 2011 Network and Transmissions	Mar. 31, 2013 License Fee	Mar. 31, 2012 License Fee	Mar. 31, 2011 License Fee
Revenues from telecommunication services, related party	5,684	4,180	4,607
Network and transmissions cost, depreciation and amortization	18,059	15,320	11,962
Related party costs							3,773	3,287	3,214	928	841	653
Other operating costs	55,169	43,153	32,347	2,153	1,591	587
Interest income from banks and others	148	296	762		163	707
Interest expense	7,876	7,591	4,088		111
Other non-operating income, net	575	415	2,192	126	51	88
Number of equity shares represented by each ADS		2	2